Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 310,500,000.00
Previously Paid Amount	33,631.41
Total Fee Amount	42,880.05
Total Offset Amount	0.00
Net Fee	$ 9,248.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A